Revenue (Details) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 ZAR (R) kg	Jun. 30, 2020 ZAR (R) kg	Jun. 30, 2019 ZAR (R) kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		R 43,632	R 30,642	R 26,459
Consideration from streaming contract		397	0	0
Hedging gain/(loss)		R (2,296)	R (1,397)	R 453
Percentage Gold Price Change		16.00%
Percentage Silver Production Change		(31.00%)	11.00%
Production Of Silver Proved Reserves | kg		67,295	97,332	87,325
Percentage Uranium Production Change		10.00%
Percentage Uranium Price Change		15.00%
Production Of Uranium Proved Reserves | kg		150,778	137,298
Percentage Silver Price Change		49.00%
Percentage Gold Production Change			15.00%
production Of Gold Proved Reserves | kg			37,863	44,734
Total revenue		R 41,733	R 29,245	R 26,912
Mponeng operations and related assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 7,500
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		42,597	29,704	25,693
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		857	839	589
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		R 178	R 99	R 177